Net Finance Costs (Tables)	12 Months Ended
Mar. 31, 2018
Net Finance Costs Details Narrative
Schedule of Net Finance Costs
	Year ended March 31
	2018	2017	2016
	(in thousands)
Interest on borrowings	$32,556	$25,828	$22,644
Reclassification of cash flow hedge to consolidated statements of income	375	804	804
Total interest expense(*)	32,931	26,632	23.448
Capitalized interest on eligible film rights and content advances	(13,263)	(7,111)	(9,729)
Total finance costs	19,668	19,521	13,719
Less: Interest income
Unwinding of interest	(932)
Bank deposits	(923)	(2,365)	(5,709)
Total finance income	(1,855)	(2,365)	(5,709)

	$17,813	$17,156	$8,010

(*) Interest expense in respect of financial liabilities classified at fair value through profit or loss $4,338 (2017: Nil and 2016: Nil)